Exit Costs and Impairments - Narrative (Details) - 2024 Restructuring Plan $ in Millions	12 Months Ended
Dec. 31, 2024 USD ($)
Restructuring Cost and Reserve [Line Items]
Restructuring Charges, Statement of Income or Comprehensive Income Extensible Enumeration Not Disclosed Flag	Total costs
Employee-related costs
Restructuring Cost and Reserve [Line Items]
Additional costs expected to be incurred in 2025	$ 15.0
Other Restructuring
Restructuring Cost and Reserve [Line Items]
Total expected program costs	400.0
Additional costs expected to be incurred in 2025	$ 20.0
Restructuring Charges, Statement of Income or Comprehensive Income Extensible Enumeration Not Disclosed Flag	400.0 million